SCHEDULE I - SUMMARY OF INVESTMENTS OTHER THAN INVESTMENTS IN RELATED PARTIES (Details)	Dec. 31, 2020 USD ($)
Summary of Investments Other Than Investments in Related Parties
Cost/ amortized cost, net	$ 31,984,000,000
Amount shown in the Balance Sheet	34,798,000,000
U.S. government and agencies
Summary of Investments Other Than Investments in Related Parties
Fair value (if applicable)	1,105,000,000
Cost/ amortized cost, net	1,060,000,000
Amount shown in the Balance Sheet	1,105,000,000
Municipal
Summary of Investments Other Than Investments in Related Parties
Fair value (if applicable)	2,007,000,000
Cost/ amortized cost, net	1,650,000,000
Amount shown in the Balance Sheet	2,007,000,000
Foreign government
Summary of Investments Other Than Investments in Related Parties
Fair value (if applicable)	96,000,000
Cost/ amortized cost, net	91,000,000
Amount shown in the Balance Sheet	96,000,000
Public utilities
Summary of Investments Other Than Investments in Related Parties
Fair value (if applicable)	3,673,000,000
Cost/ amortized cost, net	3,209,000,000
Amount shown in the Balance Sheet	3,673,000,000
All other corporate bonds
Summary of Investments Other Than Investments in Related Parties
Fair value (if applicable)	16,583,000,000
Cost/ amortized cost, net	15,078,000,000
Amount shown in the Balance Sheet	16,583,000,000
Asset-backed securities
Summary of Investments Other Than Investments in Related Parties
Fair value (if applicable)	424,000,000
Cost/ amortized cost, net	420,000,000
Amount shown in the Balance Sheet	424,000,000
MBS
Summary of Investments Other Than Investments in Related Parties
Fair value (if applicable)	19,000,000
Cost/ amortized cost, net	14,000,000
Amount shown in the Balance Sheet	19,000,000
Fixed income securities
Summary of Investments Other Than Investments in Related Parties
Fair value (if applicable)	23,907,000,000
Cost/ amortized cost, net	21,522,000,000
Amount shown in the Balance Sheet	23,907,000,000
Public utilities
Summary of Investments Other Than Investments in Related Parties
Fair value (if applicable)	26,000,000
Cost/ amortized cost, net	16,000,000
Amount shown in the Balance Sheet	26,000,000
Banks, trusts and insurance companies
Summary of Investments Other Than Investments in Related Parties
Fair value (if applicable)	132,000,000
Cost/ amortized cost, net	82,000,000
Amount shown in the Balance Sheet	132,000,000
Industrial, miscellaneous and all other
Summary of Investments Other Than Investments in Related Parties
Fair value (if applicable)	1,348,000,000
Cost/ amortized cost, net	985,000,000
Amount shown in the Balance Sheet	1,348,000,000
Nonredeemable preferred stocks
Summary of Investments Other Than Investments in Related Parties
Fair value (if applicable)	30,000,000
Cost/ amortized cost, net	24,000,000
Amount shown in the Balance Sheet	30,000,000
Equity securities
Summary of Investments Other Than Investments in Related Parties
Fair value (if applicable)	1,536,000,000
Cost/ amortized cost, net	1,107,000,000
Amount shown in the Balance Sheet	1,536,000,000
Mortgage loans
Summary of Investments Other Than Investments in Related Parties
Fair value (if applicable)	3,587,000,000
Cost/ amortized cost, net	3,359,000,000
Amount shown in the Balance Sheet	3,359,000,000
Real estate (none acquired in satisfaction of debt)
Summary of Investments Other Than Investments in Related Parties
Cost/ amortized cost, net	315,000,000
Amount shown in the Balance Sheet	315,000,000
Policy loans
Summary of Investments Other Than Investments in Related Parties
Cost/ amortized cost, net	582,000,000
Amount shown in the Balance Sheet	582,000,000
Derivatives
Summary of Investments Other Than Investments in Related Parties
Fair value (if applicable)	184,000,000
Cost/ amortized cost, net	184,000,000
Amount shown in the Balance Sheet	184,000,000
Limited partnership interests
Summary of Investments Other Than Investments in Related Parties
Cost/ amortized cost, net	3,065,000,000
Amount shown in the Balance Sheet	3,065,000,000
Other long-term investments
Summary of Investments Other Than Investments in Related Parties
Cost/ amortized cost, net	876,000,000
Amount shown in the Balance Sheet	876,000,000
Short-term investments
Summary of Investments Other Than Investments in Related Parties
Fair value (if applicable)	974,000,000
Cost/ amortized cost, net	974,000,000
Amount shown in the Balance Sheet	974,000,000
Real estate acquired in satisfaction of debt
Summary of Investments Other Than Investments in Related Parties
Cost/ amortized cost, net	0
Amount shown in the Balance Sheet	$ 0